Combined earnings per share - Additional Information (Details)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Description on diluted earnings per share and underlying earnings per share calculation	In calculating diluted earnings per share and underlying earnings per share, a number of adjustments are made to the number of shares, principally, the exercise of share plans by employees.